As filed with the Securities and Exchange Commission on February 16, 1996
                                         Registration Nos. 811-6241 and 33-39133


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                            THE SECURITIES ACT OF 1933                  [X]

                         Pre-Effective Amendment No.                    [ ]

                          Post-Effective Amendment No. 7                [X]

                                       and
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940               [X]

                                 Amendment No. 9                        [X]
                       (Check appropriate box or boxes)

                               LOOMIS SAYLES FUNDS
               (Exact name of registrant as specified in charter)

                     One Financial Center, Boston, MA 02111
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (617) 482-2450

Name and address
of agent for service                                  with a copy to:
Daniel J. Fuss                                        Truman S. Casner, Esq.
Loomis, Sayles & Company, Incorporated                Ropes & Gray
One Financial Center                                  One International Place
Boston, MA 02111                                      Boston, MA  02110


  It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant     [ ]  on [date] pursuant to
     to paragraph (b)                          paragraph (b)


[ ]  60 days after filing pursuant to     [ ]  on [date] pursuant to
     paragraph (a)(2)                          paragraph (a)(1)

[X]  75 days after filing pursuant to     [ ]  on [date] pursuant to
     paragraph (a)(2)                          paragraph (a)(2) of rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                       DECLARATION PURSUANT TO RULE 24f-2

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933. The Registrant expects to file a Rule 24f-2 Notice with respect to the Registrant's fiscal year ended December 31, 1995 on or before February 29, 1996.

                               LOOMIS SAYLES FUNDS

                              Cross Reference Sheet

                           Items required by Form N-1A

PART A

Item  Registration Statement
No.   Caption                     Caption in Prospectus
----  ---------------------       ---------------------------------------------

1.    Cover Page                  Cover Page

2.    Synopsis                    Summary of Expenses

3.    Condensed Financial         Financial Highlights
      Information

4.    General Description         Cover Page; The Trust; Investment Objectives
      of Registrant               and Policies; More Information About the
                                  Funds' Investments

5.    Management of               Cover Page; The Trust; The Funds'
      the Fund                    Investment Adviser; Fund Expenses; Portfolio
                                  Transactions; Back Cover

6.    Capital Stock and           The Trust; Shareholder Services; Dividends,
      Other Securities            Capital Gain Distributions and Taxes

7.    Purchase of Securities      How to Purchase Shares; Shareholder Services
      Being Offered

8.    Redemption or               How to Redeem Shares
      Repurchase

9.    Pending Legal               Not Applicable
      Proceedings

PART B

Item  Registration Statement
No.   Caption                     Caption in Prospectus
----  ---------------------       ---------------------------------------------

10.   Cover Page                  Cover Page

11.   Table of Contents           Table of Contents

12.   General Information         Not Applicable
      and History

13.   Investment Objectives       Investment Objectives, Policies and
      and Policies                Restrictions

14.   Management of the Fund      Management of the Trust

15.   Control Persons and         Management of the Trust
      Principal Holders of
      Securities

16.   Investment Advisory         Investment Advisory and Other Services
      and Other Services

17.   Brokerage Allocation        Portfolio Transactions and Brokerage
      and Other Practices

18.   Capital Stock and           How to Redeem Shares (Prospectus);
      Other Securities            Redemptions; Dividends, Capital Gain
                                  Distributions and Taxes (Prospectus); Income
                                  Dividends, Capital Gain Distributions and Tax
                                  Status; Description of the Trust

19.   Purchase, Redemption        How to Purchase Shares (Prospectus);
      and Pricing of Securities   Shareholder Services; How to Redeem Shares
      Being Offered               (Prospectus); Redemptions; Net Asset Value
                                  and Public Offering Price

20.   Tax Status                  Dividends, Capital Gain Distributions and
                                  Taxes (Prospectus); Income Dividends,
                                  Capital Gain Distributions and Tax Status

21.   Underwriters                Not Applicable

22.   Calculations of             Not Applicable
      Performance Data

23.   Financial Statements        Financial Statements

PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                               LOOMIS SAYLES FUNDS
                              One Financial Center
                           Boston, Massachusetts 02111
                                 (617) 482-2450

                                   PROSPECTUS
                                   May 1, 1996

The Loomis Sayles Funds are a group of ten no-load mutual funds (the "Funds"):

Loomis Sayles Growth Fund
Loomis Sayles Growth & Income Fund
Loomis Sayles Small Cap Fund
Loomis Sayles International Equity Fund
Loomis Sayles Worldwide Fund
Loomis Sayles Global Bond Fund
Loomis Sayles Bond Fund
Loomis Sayles Municipal Bond Fund
Loomis Sayles U.S. Government Securities Fund
Loomis Sayles Short-Term Bond Fund

         Each Fund is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each Fund.

         This Prospectus concisely describes the information that you should know before investing in any Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information dated May 1, 1996 is available free of charge; write to Loomis Sayles Funds, One Financial Center, Boston, Massachusetts 02111 or telephone 800-633-3330. The Statement of Additional Information, which contains more detailed information about the Funds, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.


For information about:

(bullet) Establishing an account
(bullet) Account procedures and status
(bullet) Exchanges
(bullet) Shareholder services

Call 800-626-9390

For all other information about the Funds:

Call 800-633-3330


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                                                                       Page
SUMMARY OF EXPENSES .................................................    3

FINANCIAL HIGHLIGHTS ................................................    5

THE TRUST ...........................................................   10

INVESTMENT OBJECTIVES AND POLICIES ..................................   10

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS .......................   13

THE FUNDS' INVESTMENT ADVISER .......................................   17

FUND EXPENSES .......................................................   18

PORTFOLIO TRANSACTIONS ..............................................   18

HOW TO PURCHASE SHARES ..............................................   19

SHAREHOLDER SERVICES ................................................   20

HOW TO REDEEM SHARES ................................................   21

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES .....................   22

                               SUMMARY OF EXPENSES

         The following information is provided to assist you in understanding the various expenses that, as an investor in a Fund, you will bear indirectly. Except in the case of the Worldwide Fund, the information is based on expenses for the Funds' fiscal year ended December 31, 1995. The Worldwide Fund did not commence operations until 1996; the information about it shown below is based on annualized projected expenses for the period from the Fund's commencement of operations through December 31, 1996. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the assumed 5% annual return in the Example should not be considered a representation of investment performance as actual performance will depend upon actual investment results of securities held in the particular Fund's portfolio.

                                                              Inter-
                                            Growth & Small    national
                                   Growth   Income   Cap      Equity   Worldwide
                                   Fund     Fund     Fund     Fund     Fund

Shareholder Transaction Expenses:

Maximum Sales Load Imposed on
Purchases (as % of offering price) none none none none none Maximum Sales Load Imposed on
Reinvested Dividends (as % of
(offering price)                    none     none     none     none     none
Deferred Sales Load
(as % of original
purchase price or redemption
proceeds as applicable)             none     none     none     none     none
12b-1 Fees                          none     none     none     none     none
Redemption Fees(1)                  none     none     none     none     none
Exchange Fees                       none     none     none     none     none

Annual Operating Expenses
After Expense Reimbursements
(as a percentage of net assets):

Management Fees                     .75%     .75%    1.00%    1.00%    .75%
Other Operating Expenses            .33%     .45%     .25%     .45%    .25%
Total Operating Expenses           1.08%    1.20%    1.25%    1.45%   1.00%(2)

Example:

You would pay the following
expenses on a $1,000 investment
assuming a 5% annual return
(with or without a redemption
at the end of each time period):

One Year                           $ 11     $ 12     $ 13     $ 15     $ 10
Three Years                        $ 34     $ 38     $ 40     $ 40     $ 32
Five Years                         $ 60     $ 66     $ 69     $ 69
Ten Years                          $132     $145     $151     $151

                                  Global         Municipal U.S. Gov't Short-Term
                                   Bond    Bond     Bond   Securities  Bond
                                   Fund    Fund     Fund      Fund     Fund
Shareholder Transaction Expenses:

Maximum Sales Load Imposed
on Purchases (as % of offering
price)                              none    none     none     none     none
Maximum Sales Load Imposed on
Reinvested Dividends (as % of
(offering price)                    none    none     none     none     none
Deferred Sales Load (as % of
original purchase price or
redemption proceeds as applicable)  none    none     none     none     none
12b-1 Fees                          none    none     none     none     none
Redemption Fees(1)                  none    none     none     none     none
Exchange Fees                       none    none     none     none

Annual Operating Expenses
(as a percentage of net assets):

Management Fees                     .75%    .60%    .60%     .60%     .50%
Other Operating Expenses            .75%    .19%    .40%     .40%     .50%
Total Operating Expenses           1.50%(2) .79%   1.00%(2) 1.00%(2) 1.00%(2)

Example:

You would pay the following
expenses on a $1,000 investment
assuming a 5% annual return
(with or without a redemption at
the end of each time period):

One Year                             $ 15       $ 8    $ 10     $ 10     $ 10
Three Years                          $ 47       $25    $ 32     $ 32     $ 32
Five Years                           $ 82       $44    $ 55     $ 55     $ 55
Ten Years                            $179       $98    $122     $122     $122
        _______________

(1) A $5 charge applies to any wire transfer of redemption proceeds from any Fund.

(2) Loomis Sayles has voluntarily agreed, for an indefinite period, to limit this Fund's total operating expenses to the percentages of net assets shown above. Without this agreement, Total Operating Expenses for the fiscal year ended December 31, 1995 would have been 2.02% for the Municipal Bond Fund, 1.22% for the U.S. Government Securities Fund, 1.03% for the Short-Term Bond Fund, and 1.69% for the Global Bond Fund and estimated annualized Total Operating Expenses for the period through December 31, 1996 would be __% for the Worldwide Fund.

                              FINANCIAL HIGHLIGHTS
     (For a share of each Fund outstanding throughout the indicated periods)

         The following information is included in financial statements of the Funds that have been audited by Coopers & Lybrand L.L.P., independent accountants. The following information should be read in conjunction with the financial statements and the notes thereto contained in the Funds' 1995 Annual Report, which is incorporated by reference in the Statement of Additional Information.

                                                     Growth & Income Fund                              Growth Fund
                                                     --------------------                              -----------
                                                    Year Ended Dec. 31,      May 16* to        Year Ended Dec. 31,        May 13* to
                                                    -------------------       Dec. 31,           -------------------        Dec. 31,
                                              1995     1994     1993     1992   1991       1995     1994    1993     1992     1991
                                              ----     ----     ----     ----   ----       ----     ----    ----     ----     ----

Net asset value, beginning of period....... $11.80   $12.49   $11.53   $10.54   $10.00   $12.50   $13.02   $12.46   $12.01  $10.00

Income from investment operations --
  Net investment income....................            0.15     0.13     0.13     0.12            (0.02)     0.00   (0.04)    0.00
  Net realized and unrealized gain (loss)
     on investments........................          (0.26)     1.24     1.36     0.59            (0.45)     1.16     0.49    2.45
                                                     -----      ----     ----     ----            -----      ----     ----    ----
       Total from investment operations....          (0.11)     1.37     1.49     0.71            (0.47)     1.16     0.45    2.45
                                                     -----      ----     ----     ----            -----      ----     ----    ----

Less distributions --
  Dividends from net investment income.....          (0.15)   (0.12)   (0.13)   (0.12)             0.00      0.00     0.00    0.00
  Distributions from net realized
     capital gains.........................          (0.43)   (0.29)   (0.37)   (0.05)            (0.04)    (0.60)    0.00   (0.44)
  Distributions from capital...............           0.00     0.00     0.00     0.00              0.01      0.00     0.00    0.00
                                                      ----     ----     ----     ----              ----      ----     ----    ----
  Total distributions......................          (0.58)   (0.41)   (0.50)   (0.17)            (0.05)    (0.60)    0.00   (0.44)
                                                     -----    -----    -----    -----             -----     -----     ----   -----

Net asset value, end of period.............          $11.80   $12.49   $11.53   $10.54            $12.50   $13.02   $12.46  $12.01
                                                     ======   ======   ======   ======            ======   ======   ======  ======

Total return (%)...........................             0.9     11.9     14.1      7.2             (3.7)      9.3      3.8    24.5
Net assets, end of period (000)............         $25,946  $20,657  $12,279  $ 7,689           $36,580  $32,385  $24,451 $16,105
Ratio of operating expenses to
  average net assets (%)...................            1.33     1.50     1.50     1.50**            1.16     1.20     1.50    1.50**
Ratio of net investment income to
  average net assets (%)...................            1.28     1.23     1.42     2.09**           (0.14)   (0.17)   (0.45)   0.01**
Portfolio turnover rate (%)................              48       53       67       27**              46       64       98      69**
Without giving effect to voluntary
  expense limitations:
  The ratios of operating expenses
     to average net assets would
     have been (%).........................            1.33     1.56     2.19     2.59**           1.16      1.20    1.51     1.66**
  Net investment income per share
     would have been.......................         $  0.15   $ 0.12   $ 0.07   $ 0.06           $(0.02)    $0.00 $ (0.04) $ (0.01)

_______________

    *  Commencement of operations.
   **  Computed on an annualized basis.


                                                        Small Cap Fund                          International Equity Fund
                                                        --------------                          -------------------------
                                                       Year Ended Dec. 31,    May 13* to       Year Ended Dec. 31,       May 13* to
                                                       -------------------     Dec. 31,        -------------------        Dec. 31,
                                              1995     1994     1993     1992   1991       1995     1994   1993    1992     1991
                                              ----     ----     ----     ----   ----       ----     ----   ----    ----     ----
Net asset value, beginning of period....... $12.86   $14.13   $12.88   $12.49   $10.00   $11.61   $12.90  $ 9.64  $10.27  $10.00
                                            ------   ------   ------   ------   ------   ------   ------  ------  ------  ------

Income from investment operations --
  Net investment income....................          (0.04)     0.00   (0.06)   (0.01)              0.15    0.11    0.10    0.08
  Net realized and unrealized gain (loss)
     on investments........................          (1.12)     3.15     1.67     3.03            (0.38)    3.61  (0.62)    0.29
                                                     -----      ----     ----     ----            -----     ----  -----     ----
       Total from investment operations....          (1.16)     3.15     1.61     3.02            (0.23)    3.72  (0.52)    0.37
                                                     -----      ----     ----     ----            -----     ----  -----     ----

Less distributions --
  Dividends from net investment income.....            0.00     0.00     0.00     0.00            (0.14)  (0.10)  (0.10)  (0.08)
  Distributions from net realized
     capital gains.........................          (0.11)   (1.90)   (1.22)   (0.53)            (0.92)  (0.36)  (0.01)   0.00
  Distributions from paid-in capital.......           0.00     0.00     0.00     0.00              0.00     0.00   0.00   (0.02)
                                                      ----     ----     ----     ----              ----     ----   ----   -----
       Total distributions.................          (0.11)   (1.90)   (1.22)   (0.53)            (1.06)  (0.46)  (0.11)  (0.10)
                                                     -----    -----    -----    -----             -----   -----   -----   -----

Net asset value, end of period.............          $12.86   $14.13   $12.88   $12.49            $11.61  $12.90  $ 9.64  $10.27
                                                     ======   ======   ======   ======            ======  ======  ======  ======

Total return (%)...........................           (8.2)     24.7     13.1     30.5             (1.8)    38.5   (5.1)     3.7
Net assets, end of period (000)............         $73,126  $67,553  $39,244  $14,581           $73,189 $56,560 $14,937 $ 6,916
Ratio of operating expenses to
  average net assets (%)...................            1.27     1.35     1.50     1.50**           1.46    1.50    1.50     1.50**
Ratio of net investment income to
  average net assets (%)...................            (0.30)   (0.38)   (0.79)  (0.19)**          1.30    1.20    1.64     1.55**
Portfolio turnover rate (%)................              87      106      109       56**            116     128     101      109**
Without giving effect to
  voluntary expense limitations:
  The ratios of operating expenses
     to average net assets would
     have been (%).........................             1.27    1.35     1.66      2.43**           1.46    1.72    2.77     3.66**
  Net investment income per share
     would have been.......................           $(0.04) $ 0.00   $ (0.07) $ (0.06)           $0.15  $ 0.09  $ 0.02  $ (0.03)

_______________
                                       6
    *  Commencement of operations.
   **  Computed on an annualized basis.


                                                       Global Bond Fund                                 Bond Fund
                                                       ----------------                                 ---------
                                                     Year Ended Dec. 31,      May 16* to      Year Ended Dec. 31,        May 10* to
                                                     -------------------       Dec. 31,       -------------------         Dec. 31,
                                             1995     1994     1993     1992    1991      1995     1994    1993    1992    1991
                                             ----     ----     ----     ----    ----      ----     ----    ----    ----    ----
Net asset value, beginning of period.......  $9.82   $11.06   $10.32   $11.38   $10.00   $10.05   $11.37   $10.36  $10.23   $10.00
                                             -----   ------   ------   ------   ------   ------   ------   ------  ------   ------
Income from investment operations --
   Net investment income...................            0.67     0.54     0.70     0.37              0.83     0.84    0.76     0.52
   Net realized and unrealized
      gain (loss) on investments...........          (1.63)     0.96    (0.60)    1.31             (1.29)    1.43    0.67     0.36
                                                     -----      ----    -----     ----             -----     ----    ----     ----
        Total from investment operations...          (0.96)     1.50     0.10     1.68             (0.46)    2.27    1.43     0.88
                                                     -----      ----     ----     ----             -----     ----    ----     ----

Less distributions --
   Dividends from net investment income....           (0.4)   (0.49)   (0.77)   (0.30)             (0.84)   (0.81)  (0.76)   (0.52)
   Distributions in excess of net
      investment income....................           0.00     0.00     0.00      0.00             (0.02)    0.00    0.00     0.00
Distributions from net realized
      capital gains........................           0.00    (0.27)   (0.39)     0.00              0.00    (0.45)  (0.54)   (0.13)
   Distributions from capital..............          (0.24)    0.00     0.00      0.00              0.00     0.00    0.00     0.00
                                                     -----     ----     ----      ----              ----     ----    ----     ----
Total distributions........................          (0.28)   (0.76)   (1.16)   (0.30)            (0.86)    (1.26)  (1.30)   (0.65)
                                                     -----    -----    -----    -----             -----     -----   -----    -----

Net asset value, end of period.............           $9.82   $11.06   $10.32   $11.38            $10.05   $11.37  $10.36   $10.23
                                                      =====   ======   ======   ======            ======   ======  ======   ======

Total return (%)...........................            (8.7)    14.6      0.8     16.9             (4.1)     22.2    14.3      8.9
Net assets, end of period (000)............         $25,584  $21,378   $9,968   $4,308           $82,985  $64,222 $18,472   $9,922
Ratio of operating expenses to
   average net assets (%)..................            1.30     1.50     1.50     1.50**            0.84     0.94    1.00     1.00**
Ratio of net investment income to
   average net assets (%)..................            7.02     5.54     6.99     6.81**            7.92     8.26    7.50     8.97**
Portfolio turnover rate (%)................             153      150       72      137**              87      170     101      126**
Without giving effect to
   voluntary expense limitations:
   The ratios of expenses to average
      net assets would have been (%).......            1.30     1.51     2.58     3.99**            0.84     0.94    1.55     1.78**
   Net investment income per share
      would have been......................           $0.67    $0.54    $0.59    $0.23             $0.83    $0.84   $0.70    $0.47

_______________
                                       7
    *   Commencement of operations.
   **   Computed on an annualized basis.

                                                     Municipal Bond Fund                      Government Securities Fund
                                                     -------------------                      --------------------------
                                                    Year Ended Dec. 31,     May 29* to         Year Ended Dec. 31,      May 21* to
                                                    -------------------     Dec. 31,           -------------------       Dec. 31,
                                            1995    1994     1993     1992    1991      1995    1994     1993     1992    1991
                                            ----    ----     ----     ----    ----      ----    ----     ----     ----    ----
Net asset value, beginning of period...... $10.41  $11.54   $10.95   $10.55   $10.00    $9.22  $10.53    $10.45   $10.77   $10.00
                                           ------  ------   ------   ------   ------    -----  ------    ------   ------   ------
Income from investment operations --
   Net investment income..................          0.52      0.51     0.51     0.24             0.64      0.64     0.64     0.40
   Net realized and unrealized
      gain (loss) on investments..........         (1.13)     0.74     0.46     0.56            (1.30)     1.00     0.27     1.11
                                                   -----      ----     ----     ----            -----      ----     ----     ----
        Total from investment operations..         (0.61)     1.25     0.97     0.80            (0.66)     1.64     0.91     1.51
                                                   -----      ----     ----     ----            -----      ----     ----     ----

Less distributions --
   Dividends from net investment income...         (0.52)   (0.51)   (0.51)   (0.23)            (0.65)    (0.65)   (0.59)   (0.40)
   Distributions from net realized
      capital gains.......................          0.00    (0.15)   (0.06)   (0.02)             0.00     (0.91)   (0.64)   (0.34)
                                                    -----   -----    -----    -----              -----    -----    -----    -----
        Total distributions...............         (0.52)   (0.66)   (0.57)   (0.25)            (0.65)    (1.56)   (1.23)   (0.74)
                                                   -----    -----    -----    -----             -----     -----    -----    -----

Net asset value, end of period............         $10.41   $11.54   $10.95   $10.55             $9.22    $10.53  $10.45   $10.77
                                                   ======   ======   ======   ======             =====    ======  ======   ======

Total return (%)..........................          (5.4)     11.6      9.4      8.1             (6.3)      15.7     8.8     15.3
Net assets, end of period (000)...........         $7,270   $5,160   $2,200     $706           $17,341   $18,317 $10,899   $6,248
Ratio of operating expenses to
   average net assets (%).................           1.00     1.00     1.00     1.00**            1.00      1.00    1.00     1.00**
Ratio of net investment income to
   average net assets (%).................           4.79     4.50     4.81     5.03**            6.60      5.95    6.54     7.01**
Portfolio turnover rate (%)...............             28       36       32       26**             242       277     344      273**
Without giving effect to
   voluntary expense limitations:
   The ratios of expenses to average
      net assets would have been (%)......           2.37     3.22     7.65    21.58**            1.22      1.29    2.01     2.39**
   Net investment income per share
      would have been.....................          $0.37    $0.26   $(0.19)  $(0.74)            $0.62     $0.61   $0.54    $0.32

_______________

    *   Commencement of operations.
   **   Computed on an annualized basis.

                                                                                  Short-Term Bond Fund
                                                                                  --------------------
                                                                               Year Ended
                                                                               December 31,               August 3* to
                                                                   -------------------------------        December 31,
                                                                   1995       1994            1993           1992
                                                                   ----       ----            ----           ----
Net asset value, beginning of period......................                    $9.95          $9.87          $10.00
                                                                              -----          -----          ------
Income from investment operations --
   Net investment income..................................                     0.66           0.59            0.22
   Net realized and unrealized gain (loss)
     on investments.......................................                    (0.49)          0.08           (0.13)
                                                                              -----           ----           -----
      Total from investment operations....................                     0.17           0.67            0.09
                                                                               ----           ----            ----

Less distributions --
   Dividends from net investment income...................                    (0.66)         (0.59)          (0.22)
   Distributions from net realized capital gains..........                     0.00           0.00            0.00
                                                                               ----           ----            ----
      Total distributions.................................                    (0.66)         (0.59)          (0.22)
                                                                              -----          -----           -----

Net asset value, end of period............................                    $9.46          $9.95           $9.87
                                                                              =====          =====           =====

Total return (%)..........................................                      1.8            7.0             0.9
Net assets, end of period (000)...........................                  $19,440        $15,226          $5,121
Ratio of operating expenses to average
  net assets (%)..........................................                      1.0           1.00            1.00**
Ratio of net investment income to
  average net assets (%)..................................                     6.88           5.97            5.49**
Portfolio turnover rate (%)...............................                       34             81              31**
Without giving effect to voluntary expense
  limitations:
   The ratios of expenses to average net
     assets would have been (%)...........................                     1.33           1.55            3.74**
   Net investment income per share would
     have been............................................                    $0.63          $0.54           $0.11
_______________

    *   Commencement of operations.
   **   Computed on an annualized basis.


NOTE: Further information about each Fund's performance is contained in the Funds' annual report to shareholders, which may be obtained without charge.

                                    THE TRUST

         Each Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified open-end management investment company organized as a Massachusetts business trust. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees and to cast a vote for each share held at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                       INVESTMENT OBJECTIVES AND POLICIES

Loomis Sayles Growth Fund

         The Fund's investment objective is long-term growth of capital.

         The Fund seeks to attain its objective by investing substantially all of its assets in common stocks or their equivalent. Investments are selected based on their growth potential; current income is not a consideration. The Fund may invest in companies with relatively small market capitalization, as well as in larger companies. The Fund may invest a limited portion of its assets in securities of foreign issuers.

Loomis Sayles Growth & Income Fund

         The Fund's investment objective is long-term growth of capital and income.

         The Fund seeks to attain its objective by investing substantially all of its assets in common stocks or their equivalent which Loomis Sayles considers to be undervalued in relation to the issuer's earnings, dividends, assets and growth prospects. The Fund may invest a limited portion of its assets in securities of foreign issuers.

Loomis Sayles Small Cap Fund

         The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.


         The Fund seeks to attain its objective by investing primarily in stocks of small cap companies with good earnings growth potential that Loomis Sayles believes are undervalued by the market. The Fund will normally invest at least 65% of its total assets in companies with market capitalization of less than $500 million and may invest up to 35% of its assets in larger companies. Loomis Sayles seeks to build a core small cap portfolio of solid growth company stocks, with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which Loomis Sayles believes have favorable prospects for recovery), as well as unrecognized stocks. The Fund may invest a limited portion of its assets in securities of foreign issuers. Current income is not a consideration in selecting the Fund's investments.

Loomis Sayles International Equity Fund

         The Fund's investment objective is high total investment return through a combination of capital appreciation and current income.


         The Fund seeks to attain its objective by investing primarily in equity securities of companies organized or headquartered outside the United States. Under normal conditions the Fund will invest at least 65% of its total assets in equity securities of issuers of at least three countries outside the United States, and no more than 20% of its assets in issuers headquartered in any one country. For temporary defensive purposes, the Fund may invest as much as 100% of its assets in issuers from one or two countries, which may include the United States.

Loomis Sayles Worldwide Fund

         The Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

         The Fund seeks to attain its objective by investing in U.S. and foreign equity and debt securities. The allocation of the Fund's assets among the four sectors of domestic equities, international equities, domestic bonds and international bonds will be made by Loomis Sayles' Global Asset Allocation Group. The Fund will normally invest its assets in securities of issuers from at least three countries, one of which will be the United States. The Fund may invest up to 35% of its assets in fixed income securities of below investment grade quality. The Fund may also invest in collateralized mortgage obligations
(CMOs) and Rule 144A securities. (See "More Information about the Funds' Investments" below.)

         The Fund may engage in options and forward contract transactions to hedge against changes in the value of securities and the currencies in which they are denominated.

Loomis Sayles Global Bond Fund

         The Fund's investment objective is high total investment return through a combination of high current income and capital appreciation.

         The Fund seeks to attain its objective by investing primarily in investment grade fixed income obligations (including convertibles and CMOs) denominated in various currencies including U.S. dollars or in multicurrency units.

         Under normal conditions, the Fund will invest at least 65% of its total assets in bonds of issuers from at least three countries which may include the United States, and no more than 40% of its assets in issuers headquartered in any one country. However, up to 100% of the Fund's assets may be denominated in U.S. dollars. For temporary defensive purposes, the Fund may invest as much as 100% of its assets in issuers from one or two countries, which may include the United States.


         The Fund may engage in options and forward contract transactions to hedge against changes in the value of securities and the currencies in which they are denominated.

Loomis Sayles Bond Fund

         The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

         The Fund seeks to attain its objective by normally investing substantially all of its assets in debt securities (including convertibles), although up to 20% of its assets may be invested in preferred stocks. At least 65% of the Fund's total assets will normally be invested in bonds. The Fund may invest any portion of its assets in securities of Canadian issuers, and a limited portion of its assets in securities of other foreign issuers. The Fund will also invest up to 35% of its assets in securities of below investment grade quality.

         The Fund may invest in CMOs and Rule 144A securities.

         The percentages of the Bond Fund's assets invested during the fiscal year ended December 31, 1995 in securities assigned to the various rating categories by Moody's and Standard & Poor's were as follows: "AAA"/"Aaa" 13.2%; "AA"/"Aa" 9.2%; "A"/"A" 10.9%; "BBB"/"Baa" 32.3%; "BB"/"Ba" 12.0%; "B"/"B"
12.7%; "CCC"/"Caa" 9.7%.

Loomis Sayles Municipal Bond Fund

         The Fund's investment objective is as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

         The Fund seeks to attain its objective by normally investing substantially all of its assets in securities the income from which is, in the opinion of issuer's counsel at the time of issuance, exempt from federal income tax ("tax exempt securities"). It is a fundamental policy of the Fund that, during periods of normal market conditions, at least 80% of its net assets will be invested in tax exempt securities. Normally at least 80% of its assets will be invested in issues rated A or better, and at least 65% of its assets will be invested in bonds. All issues will be rated at least BBB or Baa (or, if unrated, be of equivalent credit quality as determined by Loomis Sayles) at the time of purchase. Bonds of BBB or Baa quality have some speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

Loomis Sayles U.S. Government Securities Fund

         The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.


         The Fund seeks to achieve its objective by investing substantially all its assets in securities issued or guaranteed by the U.S. Government or its authorities, agencies or instrumentalities ("U.S. Government Securities"), including CMOs, and in certificates representing undivided interests in the interest or principal of U.S. Treasury Securities. At least 65% of the Fund's total assets will normally be invested in U.S. Government Securities.


Loomis Sayles Short-Term Bond Fund

         The Fund's investment objective is high total investment return through a combination of current income and capital appreciation with relatively low fluctuation in net asset value.


         The Fund seeks to achieve its objective by normally investing substantially all of its assets in debt securities (including convertibles and CMOs) although up to 20% of its assets may be invested in non-convertible preferred stock. At least 65% of the Fund's total assets will normally be invested in bonds with a remaining maturity of 5 years or less. The Fund may invest a limited portion of its assets in securities of foreign issuers.


         In an effort to minimize fluctuations in market value, the Fund is expected to maintain an average weighted maturity of between one and three years.

All Funds

         Except for each Fund's investment objective, and any investment policies that are identified as "fundamental," all of the investment policies of each Fund may be changed without a vote of Fund shareholders.

                  MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

Common Stocks and Other Equity Securities

         Common stocks and similar equity securities such as warrants and convertibles are volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund that invests in equity securities may sometimes decrease instead of increase. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and than the broad equity market indexes.

Debt and Other Fixed Income Securities

         The Bond, Global Bond, Municipal Bond, U.S. Government Securities and Worldwide Funds may all invest in fixed income securities of any maturity. Although the Short-Term Bond Fund expects to maintain an average weighted maturity of less than three years, individual portfolio holdings may have maturities longer than three years. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers. Because interest rates vary, it is impossible to predict the income of a Fund that invests in fixed income securities for any particular period. The net asset value of such a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.


         Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest.

U.S. Government Securities

         U.S. Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

         Although U.S. Government Securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government Securities do go up and down as interest rates change. Thus, for example, the value of an investment in a Fund that holds U.S. Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities tend to be lower than those of corporate securities of comparable maturities.

         Some U.S. Government Securities, such as Government National Mortgage Association Certificates, are known as "mortgage-backed" securities. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government Securities are passed through to the holders of the security. If a Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities.

         In addition to investing directly in U.S. Government Securities, the Funds may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities. These investment instruments may be highly volatile. For purposes of its policy of normally investing at least 65% of its total assets in U.S. Government Securities, the U.S. Government Securities Fund will not treat a strip as a U.S. Government Security unless the strip itself is directly issued or guaranteed by the U.S. Government or an agency, authority or instrumentality thereof.


Tax Exempt Securities

         Issuers of tax exempt securities may make interest and principal payments from money raised through a variety of sources, including (1) the issuer's general taxing power, (2) a specific type of tax such as a property tax, or (3) a particular facility or project such as a highway. The ability of an issuer of tax exempt bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. The interest on tax exempt securities issued after August 15, 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.

Lower Rated Fixed Income Securities


         The Bond, Global Bond, Short-Term Bond and Worldwide Funds may each invest a portion of its assets in securities rated below investment grade (that is, below BBB or Baa), including securities in the lowest rating categories, and comparable unrated securities. The Bond and Worldwide Funds each may invest up to 35%, and the Global Bond and Short-Term Bond Funds each may invest up to 20%, of its assets in such securities. For purposes of the foregoing percentages, a security will be treated as being of investment grade quality if at the time a Fund acquires it at least one major rating agency has rated the security in its top four rating categories (even if another such agency has issued a lower rating), or if the security is unrated but Loomis Sayles determines it to be of investment grade quality. Lower rated fixed income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in lower rated fixed income securities may be more dependent on the investment adviser's own credit analysis than is the case with higher quality bonds. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics.

Zero Coupon Securities

         The Bond, Global Bond, Worldwide, Municipal Bond, U.S. Government Securities and Short-Term Bond Funds may each invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. A Fund investing in zero coupon securities is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

Collateralized Mortgage Obligations

         The Bond, Short-Term Bond, Global Bond, U.S. Government Securities and Worldwide Funds each may invest in collateralized mortgage obligations ("CMOs"). A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by a Fund could involve the loss of any premium the Fund paid when it acquired the investment and could result in the Fund's reinvesting the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

When-Issued Securities

         Each Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will maintain liquid high-grade assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.


         Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid.


Foreign Securities

         Each Fund (except the Municipal Bond and U.S. Government Securities Funds) may invest in securities of issuers organized or headquartered outside the United States ("foreign securities"). The Growth, Growth & Income, Small Cap and Short-Term Bond Funds will not purchase a foreign security if, as a result, the Fund's holdings of foreign securities would exceed 20% of the Fund's total assets. The Bond Fund may invest any portion of its assets in securities of Canadian issuers, but will not purchase other foreign securities if, as a result, the Fund's holding of non-U.S. and non-Canadian securities would exceed 20% of the Fund's total assets.

         Although investing in foreign securities may increase a Fund's diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

         A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

         Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Changes in the value relative to the U.S. dollar of a foreign currency in which a Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

         In addition, although part of a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.


         In determining whether to invest assets of the Growth & Income, Bond, Global Bond and Worldwide Funds in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.


Foreign Currency Hedging Transactions

         Each Fund that invests in foreign securities may engage in foreign currency exchange transactions, in connection with the purchase and sale of foreign securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options, and will be treated as illiquid assets. The Funds may not be able to dispose of over-the-counter options readily.
         Foreign currency transactions involve costs and may result in losses. In addition, each Fund's ability to engage in currency hedging transactions may be limited by tax considerations.

Options


         For hedging purposes, the Global Bond Fund, the International Equity Fund and the Worldwide Fund each may buy put or call options on securities that it holds or intends to buy. A put option gives a Fund the right to sell a specified security at a specified price on or before the expiration date of the option. A call option gives the Fund a similar right to buy a security at a specified price.


         For example, if a Fund held a security but wished to protect against the risk that the security's value would fall below a specified level, the Fund could buy a put option, giving it the right to sell the security at that level regardless of whether the market price of the security falls below that level. Similarly, if the Fund intends to acquire a security with the proceeds of the scheduled maturity of an investment it already holds, it might buy a call option to protect itself against a rise in the price of the security it wishes to acquire. In many cases, the value of an option held by the Fund will vary inversely with changes in the value of the related security, and the Fund may "close out" its option position at a gain or loss by entering into an offsetting transaction in the options market, without exercising the option. Changes in the value of an option do not always exactly match changes in the value of the related security, however, nor is the Fund assured that a liquid market in which to close out an options position will exist at all times. The Fund pays a price, called a "premium," to acquire an option, and also may incur costs in closing out an options position. If the Fund does not exercise or close out an option prior to the expiration date, the option will expire worthless, and the Fund will realize a loss equal to the premium it paid to acquire the option.

         The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

                          THE FUNDS' INVESTMENT ADVISER


         The Funds' investment adviser is Loomis Sayles & Company, L.P. ("Loomis Sayles"), One Financial Center, Boston, Massachusetts. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. Loomis Sayles' general partner is owned by New England Investment Companies, L.P., a publicly-traded partnership whose general partner is a wholly-owned subsidiary of New England Mutual Life Insurance Company ("The New England"). The New England has entered into an agreement to merge into Metropolitan Life Insurance Company.


         In addition to selecting and reviewing the Fund's investments, Loomis Sayles provides executive and other personnel for the management of the Funds. The Funds' board of trustees supervises Loomis Sayles' conduct of the affairs of the Funds.


         As of April 1, 1996, the Loomis Sayles Profit Sharing Plan owned more than __% of the Growth Fund.

         Jerome A. Castellini, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Growth Fund since its inception in 1991. Jeffrey W. Wardlow, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Growth & Income Fund since its inception in 1991. Jeffrey C. Petherick, Vice President of the Trust and of Loomis Sayles, has served as a portfolio manager of the Small Cap Fund since its inception in 1991, and Mary C. Champagne, Vice President of the Trust and of Loomis Sayles, has served as a portfolio manager of the Small Cap Fund since 1995. Before joining Loomis Sayles in 1993, Ms. Champagne was a portfolio manager at NBD Bank. Frank E. Jedlicka, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the International Equity Fund since its inception in 1991. Daniel J. Fuss, President of the Trust and Executive Vice

President of Loomis Sayles, has served as the portfolio manager of the Bond Fund since its inception in 1991 and as the portfolio manager of the domestic bonds sector of the Worldwide Fund since that Fund's inception in 1996. Kent P. Newmark, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the U.S. Government Securities Fund since its inception in 1991. Martha F. Hodgman, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Municipal Bond Fund since May 1993. E. John deBeer, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Global Bond Fund since its inception in 1991 and as portfolio manager of the international bonds sector of the Worldwide Fund since that Fund's inception in 1996. John Hyll, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Short-Term Bond Fund since its inception in 1992. Quentin P. Faulkner, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the domestic equities sector of the Worldwide Fund since that Fund's inception in 1996. Paul
H. Drexler, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the international equities sector of the Worldwide Fund since that Fund's inception in 1996. Before joining Loomis Sayles in 1993, Mr. Drexler was an economist and portfolio manager at Brown Brothers Harriman & Co.

                                  FUND EXPENSES

         Each Fund pays Loomis Sayles a monthly investment advisory fee. This fee is at the following annual percentage rate of the Fund's average daily net assets:

                Fund                                 Fee Rate
                ----                                 --------
                Growth                                   .75%*
                Growth & Income                          .75*
                Small Cap                               1.00*
                International Equity                    1.00*
                Worldwide                                .75*
                Global Bond                              .75*
                Bond                                     .60
                Municipal Bond                           .60
                U.S. Government Securities               .60
                Short-Term Bond                          .50

* Although this fee rate is higher than the advisory fee rate of most mutual funds in general, some other funds with similar investment objectives have the same or higher fee rates.

         In addition to the investment advisory fee, each Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

         Loomis Sayles has voluntarily agreed, for an indefinite period, to reduce its advisory fees and/or bear other Fund expenses to the extent necessary to limit Fund total operating expenses to 1.00% of average annual net assets for the Bond, Municipal Bond, U.S. Government Securities, Short-Term Bond and Worldwide Funds and to 1.50% of average annual net assets for each other Fund. Loomis Sayles may change or terminate these voluntary arrangements at any time, but the Funds' prospectus would be supplemented to describe the change and such prospectus supplement would be mailed to shareholders 30 days before termination of the arrangements.


                             PORTFOLIO TRANSACTIONS


         Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the Funds' assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may involve higher costs and higher levels of taxable gains.

         Loomis Sayles selects brokers and dealers to execute portfolio transactions for the Funds. Subject to seeking best price and execution, Loomis Sayles may allocate these transactions to brokers or dealers whose customers have invested in the Trust.

                             HOW TO PURCHASE SHARES

         You may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:

         Boston Financial Data Services
         P.O. Box 8314
         Boston, Massachusetts  02266-8314
         Attn: Loomis Sayles Funds

         The minimum initial investment in any Fund is $2,500 for regular accounts and $250 for IRAs and tax qualified retirement plans. Subsequent investments must be at least $50. See "Shareholder Services" below for further information about minimum investments in certain other circumstances.


         Shares of the Worldwide Fund only may be purchased by (i) cash, (ii) exchanging securities on deposit with a custodian acceptable to Loomis Sayles or
(iii) a combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by Loomis Sayles that the securities to be exchanged are acceptable for purchase by the Fund. In all cases Loomis Sayles reserves the right to reject any securities that are proposed for exchange. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling (617) 482-2450 and asking for the Loomis Sayles Funds Shareholder Services Group.

         Loomis Sayles will not approve the acceptance of securities in exchange for shares of the Worldwide Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund;
(2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended (the "Securities Act") or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of the Fund's shares may purchase additional Fund shares by exchange of securities.


         Upon acceptance of your order, Boston Financial Data Services, Inc. ("BFDS"), the shareholder servicing agent for State Street Bank and Trust Company ("State Street Bank"), opens an account for you, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.

         After an account has been established, you may send subsequent investments at any time directly to BFDS at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and your account number or your name and social security number.

         Subsequent investments can also be made by federal funds wire. Instruct your bank to wire federal funds to State Street Bank and Trust Company, ABA #011000028. The text of the wire should read as follows: "$ amount, STATE STREET BOS ATTN Mutual Funds. Credit Fund Name, DDA #9904-622-9, Shareholder Name, Shareholder Account Number." Your bank may charge you a fee for transmitting funds by wire.

         Each Fund reserves the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund in its sole discretion deems appropriate. Although the Funds do not anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

         The price you pay will be the per share net asset value next calculated after a proper investment order is received by BFDS. Shares of each Fund are sold with no sales charge. The net asset value of each Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

         Each Fund may accept telephone orders from broker-dealers who have been previously approved by the Fund. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Fund. Although there is no sales charge levied directly by the Fund, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund or Loomis Sayles.

         Loomis Sayles may pay certain broker-dealers whose customers own shares of the Funds a continuing fee in an amount of up to .25% annually of the value of Fund shares held for those customers' accounts. These fees are paid by Loomis Sayles out of its own assets and are not assessed against the customers' accounts with the Funds.

                              SHAREHOLDER SERVICES

         The Funds offer the following shareholder services, which are more fully described in the Statement of Additional Information. Explanations and forms are available from BFDS.

                  Free Exchange Privilege. Shares of any Fund may be exchanged for shares of any other Fund or for shares of money market funds sponsored by The New England. Exchanges may be made by written instructions or, if a written authorization for telephone exchanges is on file with BFDS, by telephone. You should not view the exchange privilege as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than 4 exchanges in any calendar year. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders.

                  Systematic Withdrawal Plan. If the value of your account is at least $10,000 you may have periodic cash withdrawals automatically paid to you or any person you designate.

                  Automatic Investment Plan. The minimum initial investment for shareholders establishing an automatic investment plan is $1,000. Voluntary monthly investments of at least $50 may be made automatically by pre-authorized withdrawals from your checking account.

                  Retirement Plans. The Fund's shares may be purchased by all types of tax-deferred retirement plans. Loomis Sayles makes available retirement plan forms for IRAs.

                              HOW TO REDEEM SHARES

         You can redeem your shares by sending a written request to Boston Financial Data Services, Inc., P.O. Box 8314, Boston, Massachusetts 02266. Proceeds from a written request may be sent to you in the form of a check. As described below, if you have selected the telephone redemption service, you may also redeem your shares by calling BFDS at 800-629-9390. Proceeds resulting from a telephone redemption request can only be wired to your bank account.

         The written request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

         If you are redeeming shares worth more than $10,000, or requesting that the proceeds check be made out to someone other than the registered owner(s), or be sent to an address other than your record address, you must have your signature guaranteed by an eligible guarantor. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting your redemption request, you should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

         If you have requested certificates for your investment, you must enclose the certificates and a properly completed redemption form or stock power. The Funds recommend that certificates be sent by registered mail.

         When you telephone a redemption request, the proceeds are wired to the bank account previously chosen by you. A wire fee (currently $5.00) will be deducted from the proceeds. A telephonic redemption request must be received by BFDS prior to the close of regular trading on the New York Stock Exchange. If you telephone your request to BFDS after the Exchange closes or on a day when the Exchange is not open for business, BFDS cannot accept your request and a new one will be necessary.


         You may select the telephone redemption service when you fill out your initial application or you may select it later by completing the Service Options Form (with a signature guarantee), available from BFDS. If you decide to change the bank account to which proceeds are to be wired, you must send in this change on the Service Options Form with a signature guarantee. Telephonic redemptions may only be made if your bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System. In times of heavy market activity, a shareholder who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.

         The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BFDS in proper form.

         Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired to your bank on the first business day following receipt of a proper redemption request. If you purchased your shares by check and your check was deposited less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

         The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                 DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES


         The Growth, Growth & Income, Small Cap, International Equity and Worldwide Funds declare and pay their net investment income to shareholders as dividends annually; the Bond, Global Bond and U.S. Government Securities Funds declare and pay dividends quarterly; the Municipal Bond and Short-Term Bond Funds declare dividends daily and make payments monthly. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually in December, but may, to the extent permitted by law, be made more frequently as deemed advisable by the trustees of the Trust. The Trust's trustees may change the frequency with which the Funds declare or pay dividends.


         Your dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless you have elected to receive cash.

         So long as a Fund distributes all its net investment income and net capital gains to its shareholders, the Fund itself does not pay any federal income tax.

         Except in the case of income dividends from tax exempt bond interest paid by the Municipal Bond Fund (see below), your income dividends and short term capital gain distributions are taxable to you as ordinary income whether distributed to you in cash or additional shares. Long-term capital gain distributions from all Funds are taxable as long-term capital gains whether distributed to you in cash or additional shares and regardless of how long you have owned shares of the Fund.

         Each Fund (except the Municipal Bond Fund in the case of designated exempt-interest dividends, as described below) is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays to you (1) if you do not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that you have underreported income in the past, or (3) if you fail to certify to the Fund that you are not subject to such withholding.


         Dividends derived from interest on U.S. Government Securities may be exempt from state and local taxes. Certain designated dividends from the Growth, Growth & Income, Worldwide and Small Cap Funds are expected to be eligible for the dividends-received deduction for corporate shareholders.


         State Street Bank will send you and the IRS an annual statement detailing federal tax information, including information about dividends and distributions paid to you during the preceding year. Be sure to keep this statement as a permanent record. A fee may be charged for any duplicate information that you request.

Municipal Bond Fund

         Certain designated dividends paid by the Municipal Bond Fund that are derived from interest on tax exempt bonds ("exempt-interest dividends") may be excluded from gross income on your federal tax return. However, if you receive social security or railroad retirement benefits, you may be taxed on a portion of those benefits as a result of receiving tax exempt income. Also, tax exempt income may be taken into account for the federal alternative minimum tax.

         Other dividends and short term capital gains, if any, are taxable to you as ordinary income whether received in cash or additional shares. Distributions of long-term capital gains are taxable to you as long-term capital gains whether distributed in cash or additional shares, regardless of how long you have held your shares.

         If at least 95% of the Fund's dividends are designated as exempt-interest dividends, federal back-up withholding rules do not apply with respect to such dividends.

         The federal exemption for exempt-interest dividends does not result in exemption from state and local taxes. Distributions of exempt-interest dividends may be exempt from local and state taxation to the extent they are derived from the state or locality in which you reside. The Fund will report annually on a state-by-state basis the source of income the Fund received on tax exempt bonds that was paid out as dividends during the preceding year.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds. Before investing, you should consult your own tax adviser for more information concerning the federal, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

INVESTMENT ADVISER
Loomis, Sayles & Company, L.P.
One Financial Center                                 LOOMIS SAYLES
Boston, Massachusetts  02111                             FUNDS

TRANSFER AND DIVIDEND PAYING AGENT                    A Family of
AND CUSTODIAN OF ASSETS                              No Load Funds
State Street Bank and Trust Company
Boston, Massachusetts 02102                           PROSPECTUS

SHAREHOLDER SERVICING AGENT FOR                           AND
STATE STREET BANK AND TRUST COMPANY
Boston Financial Data Services, Inc.                  APPLICATION
P.O. Box 8314
Boston, Massachusetts  02266
                                                      May 1, 1996

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts  02110                     One Financial Center
                                              Boston, Massachusetts  02111
AUDITORS                                            (617) 482-2450
Coopers & Lybrand
One Post Office Square
Boston, Massachusetts  02109

                               LOOMIS SAYLES FUNDS


                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1996




         This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Loomis Sayles Funds Prospectus dated May 1, 1996, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from Loomis Sayles Funds, One Financial Center, Boston, Massachusetts 02111.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS ......................   1

MANAGEMENT OF THE TRUST ...............................................  11

INVESTMENT ADVISORY AND OTHER SERVICES ................................  17

PORTFOLIO TRANSACTIONS AND BROKERAGE ..................................  21

DESCRIPTION OF THE TRUST ..............................................  24

HOW TO BUY SHARES .....................................................  27

NET ASSET VALUE .......................................................  27

SHAREHOLDER SERVICES ..................................................  28

      Open Accounts ...................................................  28
      Systematic Withdrawal Plan ......................................  29
      Exchange Privilege ..............................................  29
      IRAs ............................................................  30

REDEMPTIONS ...........................................................  30

INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS ...........  32

FINANCIAL STATEMENTS ..................................................  35

APPENDIX A

      DESCRIPTION OF BOND RATINGS .....................................  A-1

                                      (i)

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


         The investment objective and policies of each series ("Fund") of Loomis Sayles Funds (the "Trust"), are summarized in the Prospectus under "Investment Objectives and Policies" and "More Information About the Funds' Investments." The investment policies of each Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by the Funds' adviser, subject to review and approval by the Trust's board of trustees, without shareholder approval except that the investment objective of each Fund as set forth in the Prospectus and any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the relevant Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of that Fund represented at a meeting at which 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

         In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of each Fund (and those marked with an asterisk are fundamental policies of each Fund):

Each Fund will not:

 (1)   Invest in companies for the purpose of exercising control or management.

*(2) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4) Make loans. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public, is considered the making of a loan.)

 (5) Purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer. (For purposes of this restriction, the Municipal Bond Fund treats each state and each separate political subdivision, agency, authority or instrumentality of such state, each multistate agency or authority, and each guarantor, if any, of obligations of any such issuer, as a separate issuer, provided that the assets and revenues of the issuer are separate from those of the government(s) that created the subdivision, agency, authority or instrumentality.)

 (6) Invest more than 5% of its assets (taken at current value) in securities of companies which (with predecessor companies) have a record of less than three years of continuous operations or, in the case of the Municipal Bond Fund, invest more than 5% of its assets in securities based directly or indirectly on the credit of a private entity that (including predecessor businesses or entities) has a record of less than three years of continuous operations.

 (7) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

 (8) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction, and only if such investment would not subject shareholders to duplicate fees and expenses. (Under the 1940 Act each Fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company.)

 (9) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by restriction (12) below. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

 (10) Purchase or retain securities of an issuer if officers and trustees of the Trust and officers and directors of its investment adviser who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities.

*(11) Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.) Tax-exempt securities issued by governments or political subdivisions of governments and purchased by the Municipal Bond Fund are not subject to this restriction, since such issuers are not members of any industry.

*(12) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

 (13) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

 (14) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

 (15) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

 (16) Write or purchase puts, calls or combinations of both except that (1) each Fund may acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) the Global Bond Fund and the International Equity Fund each may purchase and sell put and call options on securities and
       (3) each Fund may write, purchase and sell put and call options on currencies and may enter into currency forward contracts.

*(17) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (9) above; any borrowing permitted by restriction (12) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

         Although the Funds have no current intention of investing in repurchase agreements, they intend, based on the views of the staff of the Securities and Exchange Commission (the "SEC"), to restrict their investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (15) above.

         Although authorized to invest in restricted securities, each Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities, except that the Bond Fund may invest in Rule 144A securities (see "Rule 144A Securities" below). Also, although authorized to make short sales subject to the condition specified in restriction (13) above, each Fund as a matter of non-fundamental operating policy currently does not intend to make such short sales. Each Fund has given undertakings to a state regulatory authority in connection with the qualification of Fund shares for sale in such state that its investments in warrants will not exceed 5% of the value of its net assets and that not more than 2% of its net assets will be invested in warrants which are not listed on the New York or American Stock Exchanges. Each Fund as a matter of non-fundamental operating policy has undertaken to a state regulatory authority in connection with the qualification of Fund shares for sale in such state that it will not invest any part of its total assets in real estate limited partnership interests. If any of the policies and undertakings described in this paragraph are changed, the Trust will revise its Statement of Additional Information to reflect any such changes.

U.S. Government Securities

         U.S. Government Securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.

(bullet) U.S. Treasury Bills - Direct obligations of the United States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

(bullet) U.S. Treasury Notes and Bonds - Direct obligations of the United States
         Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the United States Government.

(bullet) "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

(bullet) "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government- sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

(bullet) "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

         As described in the Prospectus, U.S. Government Securities do not involve the same credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

When-Issued Securities

         As described in the Prospectus, each Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash or U.S. Government Securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Convertible Securities

         Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

Zero Coupon Bonds

         Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Repurchase Agreements

         Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.


Rule 144A Securities


         The Bond and Worldwide Funds may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades therefor.


Tax Exempt Bonds

         Tax exempt bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which tax exempt bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. In addition, prior to the Tax Reform Act of 1986, certain debt obligations known as industrial development bonds could be issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations are included within the term tax exempt bonds if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. Interest on certain industrial development bonds used to fund the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may also be exempt from federal income tax. The Tax Reform Act of 1986 eliminated some types of tax exempt industrial revenue bonds but retained others under the general category of "private activity bonds." The interest on so-called "private activity bonds" is exempt from ordinary federal income taxation but is treated as a tax preference item in computing a shareholder's alternative minimum tax liability. The Municipal Bond Fund currently does not intend to invest in private activity bonds.

         The Municipal Bond Fund may not be a desirable investment for "substantial users" of facilities financed by industrial development bonds or for "related persons" of substantial users. See "Income Dividends, Capital Gain Distributions and Tax Status."

         The two principal classifications of tax exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax exempt industrial development bonds and private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds are usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds is the responsibility of the corporate user (and any guarantor).

         Prices and yields on tax exempt bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the tax exempt bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of tax exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded.

         As noted in the Prospectus, obligations of issuers of tax exempt bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their tax exempt bonds may be materially affected, or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's tax exempt bonds in the same manner.

         From time to time the Municipal Bond Fund may have less than 80% of its net assets invested in tax exempt bonds (1) for defensive purposes when deemed prudent in the judgment of Loomis Sayles to protect shareholders' capital or (2) on a temporary basis for liquidity purposes or pending the investment of proceeds from sales of Fund shares. The ability of the Fund to invest in securities other than tax exempt bonds is limited by a requirement of the Code that at least 50% of the Fund's total assets be invested in tax exempt securities at the end of each calendar quarter. See "Income Dividends, Capital Gain Distributions and Tax Status."

         The Municipal Bond Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Fund may also sell tax exempt bonds due to changes in the adviser's evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for tax exempt bonds typically has been less liquid than that for taxable debt securities, and this may affect the Fund's ability to sell particular tax exempt bonds, especially in periods when other investors are attempting to sell the same securities.

Foreign Currency Transactions

         The Growth, Growth & Income, Small Cap, International Equity, Worldwide, Global Bond and Bond Funds each may invest in securities of foreign issuers and may enter into forward foreign currency exchange contracts, or buy or sell options on foreign currencies, in order to protect against uncertainty in the level of future foreign exchange rates. Since investment in securities of foreign issuers will usually involve currencies of foreign countries, and since a Fund may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of a Fund as measured in United States dollars may be affected by changes in currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversion between various currencies.


         A Fund may enter into forward contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or traded in a market in which settlement is made in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the investment is purchased or sold and the date on which payment is made or received.

         Second, when Loomis Sayles believes that the currency of a particular country may suffer a substantial decline against another currency, it may enter into a forward contract to sell, for a fixed amount of another currency, the amount of the first currency approximating the value of some or all of the Fund's portfolio investments denominated in the first currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in a currency will change as a consequence of market movements in the value of those investments between the date the forward contract is entered into and the date it matures.

         The Funds generally will not enter into forward contracts with a term of greater than one year.

         Options on foreign currencies are similar to forward contracts, except that one party to the option (the holder) is not contractually bound to buy or sell the specified currency. Instead, the holder has discretion whether to "exercise" the option and thereby require the other party to buy or sell the currency on the terms specified in the option. Options transactions involve transaction costs and, like forward contract transactions, involve the risk that the other party may default on its obligations (if the options are not traded on an established exchange) and the risk that expected movements in the relative value of currencies may not occur, resulting in an imperfect hedge or a loss to the Fund.

         The Funds' ability to engage in transactions in currency forward contracts and options may be limited by tax considerations.


         Each Fund, in conjunction with its transactions in forward contracts, options and futures (including the Global Bond, International Equity and Worldwide Funds' transactions in options on securities described below), will maintain in a segregated account with its custodian cash or high grade liquid assets with a value, marked to market on a daily basis, sufficient to satisfy the Fund's outstanding obligations under such contracts, options and futures.

Options


         As described in the Prospectus, the Global Bond Fund, the Worldwide Fund and the International Equity Fund for hedging purposes each may purchase and sell call and put options on securities it owns or intends to purchase.

         An option entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange.

         If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be cancelled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.


         The use of options involves risks. One risk arises because of the imperfect correlation between movements in the price of options and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective if such imperfect correlation occurs.

         Price movement correlation may be distorted by illiquidity in the options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the trading activities of speculators in the options markets may create temporary price distortions unrelated to the market in the underlying securities.

         An exchange-traded option may be closed out only on an exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to accomplish the desired hedge. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The successful use of options depends in part on the ability of Loomis Sayles to forecast correctly the direction and extent of interest rate, stock price or currency value movements within a given time frame. To the extent interest rates, stock prices or currency values move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or the relevant stock price or relevant currency values move during the period that the Fund holds options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

         An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organization.

         The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets in illiquid securities. The Funds intend to comply with this position.

         Income earned by a Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of a Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

                             MANAGEMENT OF THE TRUST

         The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

EARL W. FOELL -- Trustee. 43 Black Horse Lane, Cohasset, Massachusetts. Retired; formerly Editor in-Chief, World Monitor Magazine and Editor-in-Chief, The Christian Science Monitor.

RICHARD S. HOLWAY -- Trustee. 1314 Seaspray Lane, Sanibel, Florida. Retired; formerly, Vice President, Loomis Sayles.

TERRY R. LAUTENBACH -- Trustee. Shennamere Road, Darien, Connecticut. Retired; formerly Senior Vice President, International Business Machines Corporation. Director, Air Products and Chemicals, Inc.

MICHAEL T. MURRAY -- Trustee. 404 N. Western Ave., Lake Forest, Illinois. Retired; formerly, Vice President, Loomis Sayles.

DANIEL J. FUSS -- President and Trustee. Executive Vice President and Director, Loomis Sayles.

ROBERT J. BLANDING -- Vice President. 465 First Street West, Sonoma, California. President, Director and Chief Executive Officer, Loomis Sayles.

JEROME A. CASTELLINI -- Vice President. Three 1st National Plaza, Chicago, Illinois. Vice President and Director, Loomis Sayles.

MARY C. CHAMPAGNE -- Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles; formerly, portfolio manager, NBD Bank.

E. JOHN deBEER -- Vice President. Vice President, Loomis Sayles.

PAUL H. DREXLER -- Vice President. Vice President, Loomis Sayles; formerly, Vice President, Brown Brothers Harriman & Co.

QUENTIN P. FAULKNER -- Vice President. Vice President, Loomis Sayles.

MARTHA F. HODGMAN -- Vice President. Vice President, Loomis Sayles.

JOHN HYLL -- Vice President. 35 North Lake Avenue, Pasadena, California. Vice President, Loomis Sayles.

FRANK E. JEDLICKA -- Vice President. Vice President, Loomis Sayles.

KENT P. NEWMARK -- Vice President. Two Embarcadero Ctr., San Francisco, California. Vice President, Loomis Sayles.

JEFFREY C. PETHERICK. -- Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles.

JEFFREY W. WARDLOW -- Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles.

MARK W. HOLLAND -- Secretary, Treasurer. Vice President -- Finance and Administration and Director, Loomis Sayles.

         Previous positions during the past five years with Loomis Sayles are omitted, if not materially different.

         Except as indicated above, the address of each trustee and officer of the Trust affiliated with Loomis Sayles is One Financial Center, Boston, Massachusetts. The Trust pays no compensation to its officers or to the trustees listed above who are directors, officers or employees of Loomis Sayles. Each trustee who is not a director, officer or employee of Loomis Sayles is compensated at the rate of $12,500 per annum.

                               Compensation Table
                      for the year ended December 31, 1995

      (1)                    (2)                (3)                 (4)               (5)
                                                                                     Total
                                            Pension or           Estimated       Compensation
                          Aggregate     Retirement Benefits     Annual           From Trust and
Name of Person,         Compensation    Accrued as Part of     Benefits Upon     Fund Complex*
   Position              from Trust        Fund Expenses        Retirement      Paid to Trustee

Earl W. Foell,             $12,500             N/A                 N/A             $12,500
Trustee

Richard S. Holoway,        $12,500             N/A                 N/A             $12,500
Trustee

Terry R. Lautenbach,       $12,500             N/A                 N/A             $12,500
Trustee

Michael T. Murray,         $12,500             N/A                 N/A             $12,500
Trustee


* No Trustee receives any compensation from any material funds affiliated with Loomis Sayles, other than the Trust.

         As of April 15, 1996 the officers and trustees of the Trust owned beneficially shares of each Fund as follows: __________ shares of the Growth Fund, __________ shares of the Growth & Income Fund, __________ shares of the Small Cap Fund, __________ shares of the International Equity Fund, __________ shares of the Worldwide Fund, __________ shares of the Bond Fund, __________ shares of the Municipal Bond Fund, __________ shares of the Global Bond Fund, 33,380.041 shares of the U.S. Government Securities Fund and __________ shares of the Short-Term Bond Fund. These amounts include shares held by the Loomis Sayles Profit Sharing Plan (the "Profit Sharing Plan") for the accounts of officers and trustees of the Trust, but exclude all other holdings of the Profit Sharing Plan and the Loomis Sayles Pension Plan (the "Pension Plan"). As of April __, 1996, the Pension Plan and the Profit Sharing Plan, respectively, owned the following percentages of the outstanding shares of the indicated
Funds: ___% and ___% of the Bond Fund, ___% and ___% of the Global Bond Fund, ___% and ___% of the Growth Fund, ___% and ___% of the Growth & Income Fund,
___% and ___% of the Small Cap Fund, ___% and ___% of the International Equity Fund, ___% and ___% of the U.S. Government Securities Fund and ___% and ___% of the Short-Term Bond Fund. These amounts include shares of the Profit Sharing Plan held for the accounts of employees and former employees of Loomis Sayles who are trustees or officers of the Trust. The trustee of the Pension Plan is Shawmut Bank of Boston, NA. The Pension Plan's Advisory Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan's shares. The trustees of the Profit Sharing Plan are E. John deBeer, Quentin P. Faulkner, Sandra P. Tichenor, Larry K. Shaw, Kathleen C. Gaffney, Mark W. Holland, Patrick P. Hurley and Jeffrey L. Meade, all of whom are officers and employees of Loomis Sayles and (except for Messrs. Hurley, Shaw and Meade and Mss. Gaffney and Tichenor) trustees or officers of the Trust. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts. At the date of this Statement of Additional Information, no officer or trustee owns more than 5% of the outstanding shares of any Fund.

                                                                    Percentage
                                                                    of Shares
Shareholder                            Address                          Held
-----------                            -------                      -----------

Short-Term Bond Fund

United Methodist                       P.O. Box 68                         ___%
Children's Home General Fund           Worthington, OH  43085-0068

Children's Medical Center of Dayton    P.O. Box 1809                       ___%
Employee Pension Trust                 Dayton, OH 45401-1809

Olsen & Co.                            P.O. Box 4044                       ___%
                                       Boston, MA 02101-4044

Employees Profit Sharing Plan          c/o Loomis Sayles                   ___%
                                       One Financial Center
                                       Boston, MA 02111-2621

Curtis A. Cutler Trust                 2315 Oakwood N.E.                   ___%
                                       Grand Rapids, MI 49503-4121

Asbestos Workers Local #84             c/o Loomis Sayles & Co.             ___%
Pension Fund                           1533 N.Woodward
                                       Bloomfield Hills, MI 48304-2864

Plumbers & Pipefitters Reg.            c/o Loomis Sayles & Co.             ___%
Wel. Fund                              1533 N. Woodward
                                       Bloomfield Hills, MI 48304-2864

Growth Fund

Olsen & Co.                            P. O. Box 4044                      ___%
                                       Boston, MA 02101-4044

Employees Profit Sharing Plan          c/o Loomis Sayles                   ___%
                                       One Financial Center
                                       Boston, MA 02111-2621

Childrens Medical Center of            P. O. Box 18-8                      ___%
Dayton Employee Pension Trust          Dayton, OH 45401-1809

International Association of           30700 Telegraph                     ___%
Machinsts & Aerospace Workers          Suite 4061 Box 3039
Local Lodge #2848 Defined              Birmingham, MI 48012-3039
Benefit Pension Fund

Global Bond Fund

Livonia Empl. Retirement System        33000 Civic Center Drive           ___%
                                       Livonia, MI  48154-3060

Employees Profit Sharing Plan          c/o Loomis Sayles                  ___%
                                       One Financial Center
                                       Boston, MA 02111-2621

Olsen & Co.                            P. O. Box 4044                     ___%
                                       Boston, MA 02101-4044

Small Cap Fund

Employees Profit Sharing Plan          c/o Loomis Sayles Trustee          ___%
                                       One Financial Center
                                       Boston, MA 02111-2621

Great West Life Annuity                8505 E. Orchard Road               ___%
                                       Englewood, CO  80111-5004

I.A.T.S.E. Local 33 Pension Plan       P.O. Box 94627                     ___%
                                       Pasadena, CA  91109-4627

International Equity Fund

Employees Profit Sharing Plan          c/o Loomis Sayles Trustee          ___%
                                       One Financial Center
                                       Boston, MA 02111-2621

I.A.T.S.E. Local 33 Pension Plan       P.O. Box 94627                     ___%
                                       Pasadena, CA  91109-4627

Livonia Empl. Retirement System        33000 Civic Center Drive           ___%
                                       Livonia, MI  48154-3060

Olsen & Co.                            P. O. Box 4044                     ___%
                                       Boston, MA 02101-4044

The Security Mutual                    200 Centennial Mall North          ___%
Life Insurance Co.                     P.O. Box 82248
of Lincoln Nebraska                    Lincoln, NE 68501-2248

U.S. Government Securities Fund

Olsen & Co.                            P. O. Box 4044                     ___%
                                       Boston, MA 02101-4044

Children's Medical Center of Dayton    P.O. Box 1809                      ___%
Employee Pension Trust                 Dayton, OH  45401-1809

Asbestos Workers Local #84             c/o Loomis, Sayles & Company       ___%
Pension Fund                           1533 N. Woodward
                                       Bloomfield Hills, MI  48304-2864

United Methodist Children's Home       P.O. Box 68                        ___%
General Fund                           Worthington, OH  43085-0068

Plumbers & Pipefitters                 1230 Kinnear Road                  ___%
Local #189 Retirement Savings          Columbus, OH  43212-1154

Plumbers & Pipefitters                 c/o Loomis, Sayles & Company       ___%
Reg. Wel. Fund                         1533 N. Woodward
                                       Bloomfield Hills, MI  48304-2864

Employees Profit Sharing Plan          c/o Loomis Sayles Trustee          ___%
                                       One Financial Center
                                       Boston, MA 02111-2621

Olsen & Co.                            P. O. Box 4044                     ___%
                                       Boston, MA 02101-4044

Bond Fund

Employees Profit Sharing Plan          c/o Loomis Sayles Trustee          ___%
                                       One Financial Center
                                       Boston, MA 02111-2621

Charles Schwab & Co.                   101 Montgomery Street              ___%
                                       San Francisco, CA  94104-4122

Growth & Income Fund

Olsen & Co.                            P. O. Box 4044                     ___%
                                       Boston, MA 02101-4044

United Methodist                       P.O. Box 68                        ___%
Children's Home General Fund           Worthington, OH  43085-0068

Employees Profit Sharing Plan          c/o Loomis Sayles Trustee          ___%
                                       One Financial Center
                                       Boston, MA 02111-2621

Municipal Bond Fund

Sally B. Searle                        c/o Kinship Capital                ___%
                                       400 Skokie Boulevard
                                       Northbrook, IL 60062-7906

Elinor J. Rousseau Trust               1071 North Renaud                  ___%
                                       Grosse Point Woods, MI 48236-1727

                     INVESTMENT ADVISORY AND OTHER SERVICES

         Advisory Agreements. Loomis Sayles serves as investment adviser under a separate advisory agreement relating to each of the Growth, Growth & Income, Small Cap, Global Bond, Bond, Municipal Bond and U.S. Government Securities Funds, each dated April 23, 1991, the Short-Term Bond Fund, dated July 31, 1992, the International Equity Fund, dated September 14, 1992, and the Worldwide Fund, dated May 1, 1996. Under each advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the relevant Fund and generally administers its affairs, subject to supervision by the board of trustees of the Trust. Loomis Sayles furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, the advisory agreements provide that each Fund shall pay Loomis Sayles a monthly investment advisory fee at the following annual percentage rates of the particular Fund's average daily net assets:

         Fund                                     Fee Rate
         ----                                     --------
         Growth                                     .75%
         Growth & Income                            .75
         Small Cap                                 1.00
         International Equity                      1.00
         Worldwide                                  .75
         Global Bond                                .75
         Short-Term Bond                            .50
         Bond                                       .60
         Municipal Bond                             .60
         U.S. Government Securities                 .60

         During the periods shown below, Loomis Sayles received the following amount of investment advisory fees from each Fund (before voluntary fee reductions and expense assumptions) and bore the following amounts of fee reductions and expense assumptions for each Fund:

                                                                                 Fiscal Year
                    Fiscal Year Ended 12/31/93     Fiscal Year Ended 12/31/94    Ended 12/31/95
                    --------------------------     --------------------------   ----------------

                                Fee Waivers and             Fee Waivers and               Fee Waivers
                   Advisory         Expense      Advisory       Expense       Advisory    and Expense
Fund                 Fees         Assumptions      Fees      Assumptions        Fees       Assumptions
----                 ----         -----------      ----      -----------        ----       -----------
Growth             $219,374        $ -0-        $248,311           0

Growth & Income     126,150        9,278         188,066           0

Small Cap           510,844          -0-         790,607           0

International       342,180       74,582         670,041           0
Equity

Worldwide*              N/A          N/A             N/A         N/A            N/A           N/A

Global Bond         124,151          923         196,543           0

Municipal Bond       23,685       87,687          36,708     $83,642

Bond                258,919          -0-         511,925           0

U.S. Government      92,507       44,697         106,524      39,088
Securities

Short-Term Bond      61,066       67,014          81,344      53,010

*The Worldwide Fund did not commence operations until 1996.

         The Trust pays the compensation of its trustees who are not directors, officers or employees of Loomis Sayles or its affiliates (other than registered investment companies); registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.


         Under each advisory agreement, if the total ordinary business expenses of a Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess. At present, the most restrictive state annual expense limitation is 2 1/2% of a Fund's average annual net assets up to $30,000,000, 2% of the next $70,000,000 of such assets and 1/2% of such assets in excess of $100,000,000. Loomis Sayles will not be required to reduce its fee or pay such expenses to an extent or under circumstances which would result in any Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the advisory agreements or in relevant state regulations and excludes brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses.


         As described in the Prospectus, Loomis Sayles has agreed to certain additional, voluntary arrangements to limit Fund expenses. These arrangements may be modified or terminated by Loomis Sayles at any time.

         Each advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by Loomis Sayles upon ninety days' written notice, and each terminates automatically in the event of its assignment. In addition, each agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" and "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles.

         Each advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


         Loomis Sayles acts as investment adviser or subadviser to New England Value Fund, New England Capital Growth Fund, New England Strategic Income Fund, New England Star Advisers Fund and New England Balanced Fund, which are series of New England Funds Trust I, a registered open-end management investment company, one series of New England Fund Trust III, a registered open-end management investment company, and to the Balanced Series, the Avanti Growth Series and the Small Cap Series of New England Zenith Fund, which is also a registered open-end management investment company. Loomis Sayles also provides investment advice to numerous other corporate and fiduciary clients.


         Certain officers and trustees of the Trust also serve as officers, directors and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Funds also invest. If a Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as adviser for the Funds outweighs the disadvantages, if any, which might result from these practices.

         Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, State Street Bank receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Funds and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.



         Independent Accountants. The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts. Coopers &

Lybrand conducts an annual audit of the Trust's financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation. The information under the caption "Financial Highlights" included in the Prospectus has been so included, and the financial statements incorporated by reference herein from the Fund's 1995 Annual Report have been so incorporated, in reliance on the reports of Coopers & Lybrand, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


         Funds Other Than the International Equity and Worldwide Funds. In placing orders for the purchase and sale of portfolio securities for each Fund other than the International Equity and Worldwide Funds, Loomis Sayles always seeks the best price and execution. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of Loomis Sayles, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.


         Loomis Sayles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Funds will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

         Receipt of research services from brokers may sometimes be a factor in selecting a broker which Loomis Sayles believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Loomis Sayles's expenses. Such services may be used by Loomis Sayles in servicing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, Loomis Sayles may, however, consider purchases of shares of the Trust by customers of broker-dealers as a factor in the selection of broker-dealers to execute the Trust's securities transactions.


         International Equity and Worldwide Funds. In placing orders for the purchase and sale of securities for the International Equity and Worldwide Funds, Loomis Sayles follows the same policies as for the other Funds, except that Loomis Sayles may cause the International Equity and Worldwide Funds to pay a broker-dealer that provides brokerage and research services to Loomis Sayles an amount of commission for effecting a securities transaction for those Funds in excess of the amount another broker-dealer would have charged for effecting that transaction. Loomis Sayles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Loomis Sayles's overall responsibilities to the Trust and its other clients. Loomis Sayles's authority to cause the International Equity and Worldwide Funds to pay such greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.

         The following three tables set forth, for the fiscal years ended December 31, 1993, December 31, 1994 and December 31, 1995, respectively, (1) the aggregate dollar amount of brokerage commissions paid on portfolio transactions during such period, (2) the dollar amount of transactions on which brokerage commissions were paid during such period that were directed to brokers providing research services ("directed transactions") and (3) the dollar amount of commissions paid on directed transactions during such period. Funds not listed in a table did not pay brokerage commissions during the relevant period.

                      Fiscal Year Ended December 31, 1993

                            (1)               (2)              (3)
                         Aggregate         Directed        Commissions
                         Brokerage           Trans-        on Directed
     Fund               Commissions         actions        Transactions
     ----               -----------         -------        ------------

Growth                    $ 55,531        $ 42,446,050          $ 55,531

Growth & Income           $ 37,310        $ 23,193,564          $ 37,310

Small Cap.                $144,907        $110,080,231          $144,907

International Equity      $469,853        $111,972,892          $469,853

                       Fiscal Year Ended December 31, 1994

                            (1)               (2)              (3)
                         Aggregate         Directed        Commissions
                         Brokerage           Trans-        on Directed
     Fund               Commissions         actions        Transactions
     ----               -----------         -------        ------------

Growth                    $ 44,867        $ 35,606,334          $ 44,867

Growth & Income           $ 50,131        $ 28,909,781          $ 50,131

Small Cap.                $179,677        $130,509,692          $179,677

International Equity      $712,614        $158,862,963          $712,614


                       Fiscal Year Ended December 31, 1995
                            (1)               (2)              (3)
                         Aggregate         Directed        Commissions
                         Brokerage           Trans-        on Directed
     Fund               Commissions         actions        Transactions
     ----               -----------         -------        ------------

Growth                    $ _____          $ _____           $ _____

Growth & Income           $ _____          $ _____           $ _____

Small Cap.                $ _____          $ _____           $ _____

International Equity      $ _____          $ _____           $ _____

                            DESCRIPTION OF THE TRUST

         The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated February 20, 1991.

         The Declaration of Trust currently permits the trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all Funds.


         The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide any series of shares or Fund into various sub-series of shares with such dividend preferences and other rights as the trustees may designate. While the trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a series to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the trustees may also terminate the Trust or any Fund upon written notice to the shareholders. As a matter of policy, however, the trustees will not terminate the Trust or any Fund without submitting the matter to a vote of the shareholders of the Trust or the relevant Fund.

Voting Rights


         As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.


         The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.


         There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

Shareholder and Trustee Liability

         Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                                HOW TO BUY SHARES

         The procedures for purchasing shares of the Funds are summarized in the Prospectus under "How to Purchase Shares."

                                 NET ASSET VALUE

         The net asset value of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. During the 12 months following the date of this Statement of Additional Information, the New York Stock Exchange is expected to be closed on the following weekdays: Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year's Day, Presidents' Day and Good Friday. Equity securities listed on an established securities exchange or on the Nasdaq National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities which are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the board of trustees, although the actual calculations may be made by persons acting pursuant to the direction of the board.

         Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of any Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the trustees.

                              SHAREHOLDER SERVICES

Open Accounts

         A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by Boston Financial Data Services, Inc. ("BFDS"), the shareholder servicing agent for State Street Bank. Certificates representing shares are issued only upon written request to BFDS but are not issued for fractional shares. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

         The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

         The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Systematic Withdrawal Plan

         A Systematic Withdrawal Plan, referred to in the Prospectus under "Shareholder Services--Systematic Withdrawal Plan," provides for monthly, quarterly, semiannual or annual withdrawal payments of $50 or more from the account of a shareholder provided that the account has a value of at least $10,000 at the time the plan is established.

         Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. All shares in an account that is subject to a Systematic Withdrawal Plan must be held in an open account rather than in certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

         Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

Exchange Privilege

         Shareholders may redeem their shares of any Fund and have the proceeds applied on the same day to purchase shares of any other Fund or of New England Cash Management Trust or New England Tax Exempt Money Market Trust. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirement of the fund into which the exchange is being made. This option is summarized in the Prospectus under "Shareholder Services--Free Exchange Privilege."

         Exchanges may be effected by (1) making a telephone request by calling 800-633-3330, provided that a special authorization form is on file with BFDS, or (2) sending a written exchange request to BFDS accompanied by an account application for the appropriate fund. The Trust reserves the right to modify this exchange privilege without prior notice.

         An exchange constitutes a sale of the shares for federal income tax purposes on which the investor may realize a capital gain or loss.

IRAs

         Under "Shareholder Services--Retirement Plans" the Prospectus refers to IRAs established under a prototype plan made available by Loomis Sayles. These plans may be funded with shares of any Fund, although it is expected that shares of the Municipal Bond Fund would ordinarily not be an appropriate investment for these plans.

         All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from Loomis Sayles.

         Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

                                   REDEMPTIONS

         The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

         Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $10,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

         If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to BFDS at 800-626-9390. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephonic redemption requests must be received by BFDS prior to the close of regular trading on the New York Stock Exchange on a day when the Exchange is open for business. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted by BFDS and a new request will be necessary.


         In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from BFDS. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to BFDS a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, BFDS and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone.

         The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BFDS in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.


         Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the board of trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

         A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

         As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes" it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

         Income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to BFDS. In order for a change to be in effect for any dividend or distribution, it must be received by BFDS on or before the record date for such dividend or distribution.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months; (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

         Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund (other than "exempt-interest dividends" paid by the Municipal Bond Fund, as described in the Prospectus) whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for 12 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

         Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.


         The International Equity, Worldwide and Global Bond Funds each may be eligible to make an election under Section 853 of the Code so that its shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the relevant Fund to foreign countries. The ability of shareholders of the Fund to claim a foreign tax credit is subject to certain limitations imposed by Section 904 of the Code, which in general limit the amount of foreign tax that may be used to reduce a shareholder's U.S. tax liability to that amount of U.S. tax which would be imposed on the amount and type of income in respect of which the foreign tax was paid. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions. Also, under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income tax returns. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed to it a pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from United States taxation by virtue of such shareholder's tax-exempt status and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income. The International Equity, Worldwide and Global Bond Funds will notify shareholders each year of the amount of dividends and distributions and the shareholder's pro rata share of qualified taxes paid by each such Fund to foreign countries.


         Each Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

         Each Fund may limit its investments in certain "passive foreign investment companies" in order to avoid certain taxes that arise as a result of such investments.

         Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

         Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

         The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                              FINANCIAL STATEMENTS

         The financial statements of each Fund included in the Trust's 1995 Annual Report are incorporated herein by reference to such Annual Report.

                                                                      APPENDIX A

                     DESCRIPTION OF BOND RATINGS ASSIGNED BY
                        STANDARD & POOR'S CORPORATION AND
                         MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S CORPORATION

                                       AAA

         This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                       AA

         Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                        A

         Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                       BBB

         Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                                 BB, B, CCC, CC

         Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


                                        C

         The rating C is reserved for income bonds on which no interest is being paid.

                                        D

         Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


MOODY'S INVESTORS SERVICE, INC.

                                       Aaa

         Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa


         Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

         Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                       Baa

         Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                       Ba

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

         Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Should no rating be assigned by Moody's, the reason may be one of the following:

         1.  An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3.  There is lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed in which case the rating is not published in Moody's publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

Part C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) Financial statements: See "Financial Highlights" contained in the Prospectus.

         (b)  Exhibits:

              1.     Agreement and Declaration of Trust.(1)

              2.     By-Laws.(1)

              3.     Not Applicable.

              4.     Form of Share Certificate.(2)

              5.     Form of Investment Advisory Agreement.(1)

              5(a). Form of Investment Advisory Agreement for the International Equity Fund.(3)

              5(b).  Form of Investment Advisory Agreement for the Worldwide
                     Fund.*

              6.     Not Applicable.

              7.     Not Applicable.

              8.     Form of Custodian Agreement.(2)

              9.     Form of Shareholder's Servicing and Transfer Agent
                     Agreement.(2)

              10.    Opinion and Consent of Counsel.(2)

              11.    Consent of Independent Accountants.*

              12.    Not Applicable.

              13(a). Investment Representation Regarding Initial Shares.(2)

              13(b). Form of Organizational Expense Reimbursement Agreement.(2)

              14.    Form of IRA prototype documents.(2)

              15.    Not Applicable.

_________________
* To be filed by amendment

(1) Incorporated by reference to the similarly numbered Exhibit to this Registration Statement as originally filed with the Commission on February 22, 1991.

(2) Incorporated by reference to the similarly numbered Exhibit to Pre-Effective Amendment No. 2 to this Registration Statement filed with the Commission on May 6, 1991.

(3) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 6 to this Registration Statement filed with the Commission on May 1, 1995.

              16.    Not Applicable.

              17.    Powers of Attorney.

              18.    Financial Statements and Report of Independent
                     Accountants.*


Item 25. Persons Controlled by or under Common Control with Registrant

              Not Applicable.

Item 26. Number of Holders of Securities


                        (1)                                   (2)
                                                Number of Record Holders
              Title of Class                       (as of February 6, 1996)
              --------------                       ------------------------
              Growth Fund                                     499
              Growth & Income Fund                            539
              Small Cap Fund                                1,447
              International Equity Fund                       856
              Worldwide Fund                                    0
              Global Bond Fund                                159
              Bond Fund                                     5,092
              Municipal Bond Fund                             112
              U.S. Government Securities Fund                 152
              Short-Term Bond Fund                            208


Item 27. Indemnification

         Incorporated by reference to Item 27 of Post-Effective Amendment No. 1 to this Registration Statement filed on November 7, 1991.

Item 28. Business and Other Connections of Investment Adviser


         (a) Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the adviser of the Registrant, provides investment advice to the seven series of Loomis Sayles Investment Trust, five series of New England Funds Trust I, one series of New England Fund Trust III, three series of New England Zenith Funds, Calvert Social Investment Fund, Calvert Responsibly Invested Equity Fund, Maxim Corporate Bond Fund, Maxim Small Cap Fund and The Managers Bond Fund, all of which are registered investment companies or series thereof, and to other organizations and individuals.

              The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Incorporated, One Financial Center, Boston, Massachusetts 02111.

Item 29. Principal Underwriters

         Not Applicable.

Item 30. Location of Accounts and Records

         The following companies maintain possession of the documents required by the specified rules:

         (a)     Registrant
                 Rule 31a-1(b)(4), (9), (10), (11)
                 Rule 31a-2(a)

         (b)     State Street Bank and Trust Company
                 225 Franklin Street
                 Boston, MA 02110
                 Rule 31a-1(a)
                 Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)
                 Rule 31a-2(a)

         (c)     Loomis, Sayles & Company, L.P.
                 One Financial Center
                 Boston, MA  02111
                 Rule 31a-1(f)
                 Rule 31a-2(e)

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(i) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Registrant.

(ii) The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's most recent annual report upon request and without charge.


(iii) The Registrant undertakes to file a post-effective amendment in order to furnish financial statements of the Worldwide Fund, which need not be certified, within four to six months of the effective date of this Post-Effective Amendment No. 7.


                              ********************

                                     NOTICE


         A copy of the Agreement and Declaration of Trust of Loomis Sayles Funds (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts on the 16th day of February, 1996.

                                           LOOMIS SAYLES FUNDS


                                           By: /s/ DANIEL J. FUSS
                                                   Daniel J. Fuss, President


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement of Loomis Sayles Funds has been signed below by the following persons in the capacities and on the date indicated.

Signature                               Title
---------                               -----

/s/ DANIEL J. FUSS                      President and Trustee
    Daniel J. Fuss

/s/ MARK W. HOLLAND*                    Treasurer, Principal
    Mark W. Holland                     Financial Officer and
    Principal Accounting Officer

/s/ EARL W. FOELL*                      Trustee
    Earl W. Foell

/s/ RICHARD S. HOLWAY*                  Trustee
    Richard S. Holway

/s/ MICHAEL T. MURRAY*                  Trustee
    Michael T. Murray

/s/ TERRY R. LAUTENBACH*                Trustee
    Terry R. Lautenbach

*By /s/ DANIEL J. FUSS
        Daniel J. Fuss
        Attorney-in-fact

February 16, 1996

                                 EXHIBIT INDEX

EXHIBIT NO.

5(b)        Form of Investment Advisory Agreement for the Worldwide Fund*

11          Consent of Independent Accountants*

17          Powers of Attorney

18          Financial Statements and Report of Independent Accountants*


_________________________
* To be filed by amendment.